Intangible Assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Intangible Assets
17.	Intangible Assets

(1)	Intangible assets as of December 31, 2020 and 2019 are as follows:

(In millions of won)
	December 31, 2020
	Acquisition cost	Accumulated amortization	Accumulated impairment	Carrying amount
Frequency usage rights(*1)	￦ 6,210,882	(4,079,729)	(198,388)	1,932,765
Land usage rights	50,503	(45,783)	—	4,720
Industrial rights	116,889	(45,300)	(147)	71,442
Development costs	67,989	(54,771)	(3,854)	9,364
Facility usage rights	159,865	(137,985)	—	21,880
Customer relations	1,091,146	(171,283)	—	919,863
Club memberships(*2)	139,349	—	(32,484)	106,865
Brands(*2)	374,096	—	—	374,096
Other(*3)	4,604,077	(3,586,596)	(22,282)	995,199

	￦12,814,796	(8,121,447)	(257,155)	4,436,194

(In millions of won)
	December 31, 2019
	Acquisition cost	Accumulated amortization	Accumulated impairment	Carrying amount
Frequency usage rights(*1)	￦ 6,210,882	(3,563,381)	—	2,647,501
Land usage rights	53,265	(45,916)	—	7,349
Industrial rights	110,380	(43,522)	(34)	66,824
Development costs	63,840	(50,127)	(2,567)	11,146
Facility usage rights	157,664	(131,832)	—	25,832
Customer relations	607,435	(16,064)	—	591,371
Club memberships(*2)	112,571	—	(32,161)	80,410
Brands(*2)	374,096	—	—	374,096
Other(*3)	4,397,319	(3,313,263)	(22,493)	1,061,563

	￦12,087,452	(7,164,105)	(57,255)	4,866,092

(*1)
During the year ended December 31, 2020, the Ministry of Science and Information and Communication Technology approved the discontinuance of 2G service. The Group recognized an impairment loss of ￦12,388 million related to 800MHz frequency usage rights used for 2G service. In addition, as of December 31, 2020, due to the change in its business environment, the Group expects that it is no longer probable that its 28GHz frequency usage rights will be in the condition necessary for it to be capable of operating in the manner intended by management. As a result, the Group performed impairment test over the frequency usage rights. As a result, the recoverable amount (determining based on value in use) exceeded the carrying value, and an impairment loss of ￦186,000 million was recognized.

(*2)	Club memberships and Brands are classified as intangible assets with indefinite useful lives and are not amortized.

(*3)	Other intangible assets primarily consist of computer software and others.

(2)	Details of the changes in intangible assets for the years ended December 31, 2020 and 2019 are as follows:

(In millions of won)
	2020
	Beginning balance	Acquisition	Disposal	Transfer	Amortization	Impairment(*1)	Business combination(*2)	Ending balance

Frequency usage rights	￦ 2,647,501	—	—	—	(516,348)	(198,388)	—	1,932,765
Land usage rights	7,349	550	(100)	—	(3,079)	—	—	4,720
Industrial rights	66,824	1,836	(513)	8,281	(4,825)	(161)	—	71,442
Development costs	11,146	1,141	(294)	3,302	(4,644)	(1,287)	—	9,364
Facility usage rights	25,832	1,810	(3)	434	(6,193)	—	—	21,880
Customer relations	591,371	2,014	(1,604)	491	(52,849)	—	380,440	919,863
Club memberships	80,410	11,821	(35,432)	544	—	(323)	49,845	106,865
Brands(*3)	374,096	—	—	—	—	—	—	374,096
Other	1,061,563	112,011	(13,729)	272,433	(430,719)	(6,410)	50	995,199

	￦4,866,092	131,183	(51,675)	285,485	(1,018,657)	(206,569)	430,335	4,436,194

(*1)	The Group recognized the difference between recoverable amount and the carrying amount of intangible assets amounting to ￦206,569 million as impairment loss for the year ended December 31, 2020.

(*2)	Includes assets from the acquisition of Broadband Nowon Co., Ltd. and from the merger of Tbroad Co., Ltd. and two other companies by SK Broadband Co., Ltd., a subsidiary of the Parent Company.

(*3)
Brands are recognized in connection with the acquisition of Life & Security Holdings Co., Ltd. and are tested for impairment by comparing the recoverable amounts of CGU to the carrying amounts. (See note 16)

(In millions of won)
	2019
	Beginning balance	Acquisition	Disposal	Transfer	Amortization	Impairment(*1)	Business combination(*2)	Disposal of subsidiaries	Ending balance
Frequency usage rights	￦ 3,139,978	—	—	—	(492,477)	—	—	—	2,647,501
Land usage rights	10,511	2,017	(442)	—	(4,737)	—	—	—	7,349
Industrial rights	83,627	1,409	(1,540)	2,491	(4,696)	—	158	(14,625)	66,824
Development costs	8,990	2,218	—	1,468	(5,359)	(961)	4,790	—	11,146
Facility usage rights	31,027	2,093	(25)	236	(7,499)	—	—	—	25,832
Customer relations	625,091	250	(367)	304	(33,907)	—	—	—	591,371
Club memberships	80,475	2,437	(1,574)	(1,200)	—	(916)	1,188	—	80,410
Brands	374,096	—	—	—	—	—	—	—	374,096
Other	1,157,441	134,911	(5,154)	209,322	(417,571)	(7,517)	1,100	(10,969)	1,061,563

	￦5,511,236	145,335	(9,102)	212,621	(966,246)	(9,394)	7,236	(25,594)	4,866,092

(*1)	The Group recognized the difference between recoverable amount and the carrying amount of intangible assets amounting to ￦9,394 million as impairment loss for the year ended December 31, 2019.

(*2)	Includes assets from the Parent Company’s acquisitions of FSK L&S Co., Ltd. and Incross Co., Ltd.

(3)	Research and development expenditures recognized as expense for the years ended December 31, 2020, 2019 and 2018 are as follows:

(In millions of won)
	2020		2019	2018
Research and development costs expensed as incurred	￦	416,445	391,327	387,675

(4)	Details of frequency usage rights as of December 31, 2020 are as follows:

(In millions of won)
	Amount		Description	Commencement of amortization	Completion of amortization
800MHz license	￦	13,515	CDMA and LTE service	Jul. 2011	Jun. 2021
1.8GHz license		125,620	LTE service	Sept. 2013	Dec. 2021
2.6GHz license		728,510	LTE service	Sept. 2016	Dec. 2026
2.1GHz license		94,963	W-CDMA and LTE service	Dec. 2016	Dec. 2021
3.5GHz license(*)		953,474	5G service	Apr. 2019	Nov. 2028
28GHz license(*)		16,683	5G service	—	Nov. 2023

	￦	1,932,765

(*)
The Group participated in the frequency license allocation auction hosted by Ministry of Science and Information and Communication Technology(ICT) and was assigned the 3.5GHz and 28GHz bands of frequency licenses during the year ended December 31, 2018. The considerations payable for the bands of frequency are ￦1,218,500 million and ￦207,300 million, respectively. These bands of frequency were assigned in December 2018 and the annual payments in installment of the remaining balances will be made for the next ten and five years, respectively. The Group recognized these frequency licenses as intangible assets at the date of initial lump sum payment and began amortization for 3.5GHz frequency license in April 2019. The amortization for 28GHz license which is measured as recoverable value after recognition of impairment loss will begin when it is in the condition necessary for it to be capable of operating in the manner intended by management.